Organization and Business Description (Details)					6 Months Ended
	Nov. 15, 2024 shares	Jan. 26, 2024 shares	Jul. 20, 2022 USD ($)	Jul. 20, 2022 JPY (¥)	Sep. 30, 2025 shares	Jul. 27, 2025	May 15, 2025	Jul. 01, 2023	Jun. 30, 2023	Jan. 04, 2023	Oct. 26, 2022	Jul. 27, 2022
Organization and Business Description [Line Items]
Date of incorporation of entity					Dec. 28, 2006
Offers stock keeping units (in Shares)	625,000	5,970,152
Acquisition Under Common Control [Member]
Organization and Business Description [Line Items]
Total consideration cost			$ 2,842,173	¥ 392,673,800
Beauty Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					76,400
Health Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					31,000
Sundry Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					78,000
Electronic Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					2,200
Luxury Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					3,400
Collectible Cards and Trendy Toys [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					7,200
Other Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					21,600
Tokyo Lifestyle Co., Ltd. [Member]
Organization and Business Description [Line Items]
Equity interest percentage								100.00%
Kaika International [Member]
Organization and Business Description [Line Items]
Equity interest percentage									100.00%
Tokyo Lifestyle Holding Inc [Member]
Organization and Business Description [Line Items]
Equity interest percentage			100.00%	100.00%		100.00%	51.00%				60.00%	100.00%
Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interest percentage										40.00%
Seas Global Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage			100.00%	100.00%							60.00%
Board of Directors [Member] | Tokyo Lifestyle Holding Inc [Member]
Organization and Business Description [Line Items]
Equity interest percentage											40.00%
Board of Directors [Member] | Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interest percentage											40.00%